Liquidity risk - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent liabilities	£ 3,009	£ 2,605
Commitments	157,574	148,619
Total contingents, commitments and financial guarantees	160,583	151,224
Lending commitments and financial guarantees
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments	157,479	148,508
Other commitments
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments	95	111
Up to 1 month £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent liabilities	312	232
Commitments	143,601	134,377
Total contingents, commitments and financial guarantees	143,913	134,609
Up to 1 month £m | Lending commitments and financial guarantees
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments	143,506	134,283
Up to 1 month £m | Other commitments
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments	95	94
1 to 3 months £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent liabilities	561	368
Commitments	1,553	1,422
Total contingents, commitments and financial guarantees	2,114	1,790
1 to 3 months £m | Lending commitments and financial guarantees
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments	1,553	1,416
1 to 3 months £m | Other commitments
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments	0	6
3 to 6 months £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent liabilities	368	228
Commitments	1,057	1,740
Total contingents, commitments and financial guarantees	1,425	1,968
3 to 6 months £m | Lending commitments and financial guarantees
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments	1,057	1,729
3 to 6 months £m | Other commitments
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments	0	11
6 to 9 months £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent liabilities	86	116
Commitments	2,061	1,562
Total contingents, commitments and financial guarantees	2,147	1,678
6 to 9 months £m | Lending commitments and financial guarantees
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments	2,061	1,562
6 to 9 months £m | Other commitments
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments	0	0
9 to 12 months £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent liabilities	290	370
Commitments	2,341	3,367
Total contingents, commitments and financial guarantees	2,631	3,737
9 to 12 months £m | Lending commitments and financial guarantees
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments	2,341	3,367
9 to 12 months £m | Other commitments
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments	0	0
1 to 3 years £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent liabilities	691	547
Commitments	3,468	2,755
Total contingents, commitments and financial guarantees	4,159	3,302
1 to 3 years £m | Lending commitments and financial guarantees
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments	3,468	2,755
1 to 3 years £m | Other commitments
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments	0	0
3 to 5 years £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent liabilities	364	211
Commitments	3,058	3,140
Total contingents, commitments and financial guarantees	3,422	3,351
3 to 5 years £m | Lending commitments and financial guarantees
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments	3,058	3,140
3 to 5 years £m | Other commitments
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments	0	0
Over 5 years £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent liabilities	337	533
Commitments	435	256
Total contingents, commitments and financial guarantees	772	789
Over 5 years £m | Lending commitments and financial guarantees
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments	435	256
Over 5 years £m | Other commitments
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments	0	0
Acceptances and endorsements
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent liabilities	105	39
Acceptances and endorsements | Up to 1 month £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent liabilities	97	24
Acceptances and endorsements | 1 to 3 months £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent liabilities	6	11
Acceptances and endorsements | 3 to 6 months £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent liabilities	2	3
Acceptances and endorsements | 6 to 9 months £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent liabilities	0	1
Acceptances and endorsements | 9 to 12 months £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent liabilities	0	0
Acceptances and endorsements | 1 to 3 years £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent liabilities	0	0
Acceptances and endorsements | 3 to 5 years £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent liabilities	0	0
Acceptances and endorsements | Over 5 years £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent liabilities	0	0
Other contingent liabilities
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent liabilities	2,904	2,566
Other contingent liabilities | Up to 1 month £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent liabilities	215	208
Other contingent liabilities | 1 to 3 months £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent liabilities	555	357
Other contingent liabilities | 3 to 6 months £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent liabilities	366	225
Other contingent liabilities | 6 to 9 months £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent liabilities	86	115
Other contingent liabilities | 9 to 12 months £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent liabilities	290	370
Other contingent liabilities | 1 to 3 years £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent liabilities	691	547
Other contingent liabilities | 3 to 5 years £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent liabilities	364	211
Other contingent liabilities | Over 5 years £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent liabilities	£ 337	£ 533